UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-07456

Name of Fund:  BlackRock Senior High Income Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Senior High Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 02/31/08

Date of reporting period: 03/01/07 - 08/31/07

Item 1 -   Report to Stockholders



EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES
BLACKROCK SOLUTIONS


BlackRock Senior High Income
Fund, Inc. (ARK)


SEMI-ANNUAL REPORT
AUGUST 31, 2007    (UNAUDITED)


(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



BlackRock Senior High Income Fund, Inc. seeks to provide shareholders with high current income by investing at least 80% of its net assets plus any borrowings for investment purposes in senior debt obligations, including corporate loans and both privately placed and publicly offered corporate bonds and notes. Senior debt obligations generally include debt obligations of a company that have a contractual right to repayment in the event of a default or bankruptcy of the company with priority over existing or future subordinated debt (if any), preferred stock or common stock of the same company. Senior debt ranks equally in right of payment to all other debt of the company other than debt that is contractually subordinated in right of payment to such senior debt. Senior debt in which the Fund invests may be secured by collateral or may be unsecured. Certain senior debt obligations may be effectively junior to other debt obligations of the company that are secured by collateral, as well as to any indebtedness of such company's subsidiaries or affiliates. The Fund invests primarily in debt obligations that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service, Inc. or BBB or lower by Standard & Poor's) or unrated debt obligations of comparable quality. The Fund will generally not invest in securities rated at the time of purchase, Caa/CCC or below by each of the major ratings agencies that rate the securities.

This report, including the financial information herein, is transmitted to shareholders of BlackRock Senior High Income Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Fund leverages its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


BlackRock Senior High Income Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011


(GO PAPERLESS... logo)
It's Fast, Convenient, & Timely!



BlackRock Senior High Income Fund, Inc.


The Benefits and Risks of Leveraging


BlackRock Senior High Income Fund, Inc. (the "Fund") utilizes leveraging through borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's Common Stock shareholders will be the beneficiaries of the incremental yield.

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Stock, if the Fund were to issue the Preferred Stock) may reduce the Common Stock's yield and negatively impact its net asset value and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



A Letter to Shareholders



Dear Shareholder

Financial markets embarked on a wild ride during the August reporting period. Subprime mortgage troubles intensified in the final months of the period, spawning a widespread credit and liquidity crisis that crept into other areas of the market. The U.S. Federal Reserve Board (the Fed) and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. In August, the Fed cut the discount rate, the rate charged to banks to borrow money directly from the Fed, from 6.25% to 5.75%. Another .50% cut in the discount rate came on September 18, along with a .50% cut in the more widely followed federal funds rate. This brought the target short-term interest rate, which had remained unchanged at 5.25% for over a year, to 4.75%.

Although heightened volatility has been a recurring theme throughout the past year, the global economy (excluding the U.S. housing market) remained quite healthy. In general, equity market fundamentals also held firm - second-quarter corporate earnings exceeded expectations (although future earnings could be at risk if the economy weakens), dividend payouts and share buybacks continued to grow, and valuations remained attractive. These tailwinds generally prevailed over such headwinds as a slowing U.S. economy and troubled housing market, although the more recent credit crunch dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. Stocks recorded their second-worst day of the year in August, yet remained comfortably in the black year-to-date.

Meanwhile, mixed economic signals and the credit market debacle made for a volatile backdrop for fixed income, with investors fleeing from bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. As a result, the 10-year Treasury yield, which touched 5.30% in June (its highest level in five years), fell to 4.54% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted mixed results for the six- and 12-month periods ended August 31, 2007:


Total Returns as of August 31, 2007                                                6-month       12-month
U.S. equities (S&P 500 Index)                                                       +5.70%        +15.13%
Small cap U.S. equities (Russell 2000 Index)                                        +0.54         +11.36
International equities (MSCI Europe, Australasia, Far East Index)                   +5.83         +18.71
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                            +1.54         + 5.26
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                      -0.57         + 2.30
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)    -1.71         + 6.46


Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Fund President and Director


THIS PAGE NOT PART OF YOUR FUND REPORT



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Fund Summary as of August 31, 2007 (Unaudited)


Fund Information


Symbol on New York Stock Exchange                                  ARK
Initial Offering Date                                         April 30, 1993
Yield on Closing Market Price as of 8/31/07 ($5.64)*              10.00%
Current Monthly Distribution per share of Common Stock**          $.047
Current Annualized Distribution per share of Common Stock**       $.564
Leverage as of 8/31/07***                                          22%

   * Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

    Past performance does not guarantee future results.

 ** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

*** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).


The table below summarizes the changes in the Fund's market price and net asset value per share:


                      8/31/07     2/28/07      Change      High       Low

Market Price           $5.64       $6.53      (13.63%)    $6.66      $4.55
Net Asset Value        $5.76       $6.17      (6.65%)     $6.22      $5.70


The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:


Portfolio Composition


Asset Mix                                8/31/07        2/28/07

Corporate Bonds                            55%            59%
Floating Rate Loan Interests               45             41
Common Stocks                              --*            --*
Warrants                                   --*            --*
Other Interests                            --             --

 * Amount is less than 1%.



Credit Quality Allocations*


Credit Rating                            8/31/07        2/28/07

BBB/Baa                                      1%           --++
BB/Ba                                       25             20%
B/B                                         65             69
CCC/Caa                                     5              6
CC/Ca                                       1              1
NR (Not Rated)                              3              4
Other**                                    --++           --++

 * Using the highest of S&P's and Moody's Ratings.

** Includes portfolio holdings in common stocks, warrants and other interests.

++ Amount is less than 1%.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Schedule of Investments as of August 31, 2007 (Unaudited)     (in U.S. dollars)


         Face
       Amount   Corporate Bonds                                        Value

Aerospace & Defense--1.3%

  $ 4,210,000   Vought Aircraft Industries, Inc., 8%
                  due 7/15/2011                                  $    4,083,700

Auto Components--2.3%

                The Goodyear Tire & Rubber Co. (k):
    5,070,000       9.135% due 12/01/2009 (b)                         5,070,000
        1,000       8.625% due 12/01/2011                                 1,016
    1,495,000   Lear Corp., 8.75% due 12/01/2016                      1,382,875
    1,075,000   Metaldyne Corp., 11% due 6/15/2012                      962,125
                Venture Holdings Co. LLC:
      700,000       12% due 6/01/2009  (f)                                    0
    3,325,000       Series B, 9.50% due 7/01/2005 (n)                     9,975
                                                                 --------------
                                                                      7,425,991

Biotechnology--0.8%

    2,690,000   Angiotech Pharmaceuticals, Inc., 9.371%
                  due 12/01/2013 (b)                                  2,663,100

Building Products--1.6%

    1,500,000   CPG International I, Inc., 10.50% due 7/01/2013       1,470,000
    3,350,000   Goodman Global Holding Co., Inc., 7.875%
                  due 12/15/2012                                      3,316,500
      430,000   Momentive Performance Materials, Inc.,
                  10.125% due 12/01/2014 (h)(k)                         399,900
                                                                 --------------
                                                                      5,186,400

Capital Markets--0.3%

    1,000,000   Pennant CBO Ltd., 13.43% due 3/14/2011                  850,000

Chemicals--4.2%

      610,000   American Pacific Corp., 9% due 2/01/2015                600,850
    1,350,000   ArCo Chemical Co., 9.80% due 2/01/2020                1,404,000
    4,382,000   GEO Specialty Chemicals, Inc., 13.85%
                  due 12/31/2009 (a)                                  3,615,150
    1,500,000   Hexion U.S. Finance Corp., 10.058%
                  due 11/15/2014 (b)                                  1,530,000
    1,170,000   Ineos Group Holdings Plc, 8.50%
                  due 2/15/2016 (k)                                   1,076,400
    4,690,000   NOVA Chemicals Corp., 8.484%
                  due 11/15/2013 (b)                                  4,549,300
    1,000,000   PolyOne Corp., 6.89% due 9/22/2008                    1,000,000
                                                                 --------------
                                                                     13,775,700

Commercial Banks--0.2%

      500,000   Investcorp SA, 7.54% due 10/21/2008                     502,241

Commercial Services & Supplies--0.2%

      550,000   PNA Intermediate Holding Corp., 12.558%
                  due 2/15/2013 (b)(k)                                  529,375

Communications Equipment--0.1%

      240,000   Nortel Networks Ltd., 9.61%
                  due 7/15/2011 (b)(k)                                  240,600

Containers & Packaging--3.6%

      100,000   Berry Plastics Holding Corp., 9.569%
                  due 9/15/2014 (b)                                      99,000
    3,500,000   Clondalkin Acquisition BV, 7.359%
                  due 12/15/2013 (b)(k)                               3,325,000
      215,000   Graphic Packaging International Corp., 9.50%
                  due 8/15/2013                                         217,150
    4,285,000   Packaging Dynamics Finance Corp., 10%
                  due 5/01/2016 (k)                                   4,290,356



         Face
       Amount   Corporate Bonds                                        Value

Containers & Packaging (concluded)

                Smurfit-Stone Container Enterprises, Inc.:
  $   800,000       8.375% due 7/01/2012                         $      784,000
    1,300,000       8% due 3/15/2017                                  1,239,875
    2,000,000   Wise Metals Group LLC, 10.25% due 5/15/2012           1,800,000
                                                                 --------------
                                                                     11,755,381

Diversified Financial Services--2.0%

                Ford Motor Credit Co. LLC:
      680,000       5.80% due 1/12/2009                                 640,745
    2,240,000       8.11% due 1/13/2012 (b)                           2,051,412
      250,000       9.81% due 4/15/2012 (b)                             251,839
    4,000,000   Highland Legacy Ltd., 11.621%
                  due 6/01/2011 (b)                                   3,611,200
                                                                 --------------
                                                                      6,555,196

Diversified Telecommunication Services--1.0%

    1,025,000   Qwest Corp., 8.944% due 6/15/2013 (b)                 1,081,375
    2,000,000   Time Warner Telecom Holdings, Inc., 9.25%
                  due 2/15/2014                                       2,070,000
                                                                 --------------
                                                                      3,151,375

Electric Utilities--0.8%

    2,620,000   NSG Holdings LLC, 7.75% due 12/15/2025 (i)(k)         2,544,675

Electronic Equipment & Instruments--2.1%

    3,000,000   Communications & Power Industries, Inc., 8%
                  due 2/01/2012                                       3,015,000
                NXP BV:
    3,125,000       8.11% due 10/15/2013 (b)                          2,832,031
      950,000       9.50% due 10/15/2015                                821,750
      175,000   Sanmina-SCI Corp., 8.125% due 3/01/2016                 151,375
                                                                 --------------
                                                                      6,820,156

Energy Equipment & Services--2.5%

      280,000   Compagnie Generale de Geophysique-Veritas,
                  7.75% due 5/15/2017                                   282,800
    5,000,000   Ocean RIG ASA, 9.36% due 4/04/2011 (b)                4,937,500
    3,025,000   SemGroup LP, 8.75% due 11/15/2015 (k)                 2,911,563
                                                                 --------------
                                                                      8,131,863

Gas Utilities--0.5%

    1,525,000   El Paso Performance-Linked Trust, 7.75%
                  due 7/15/2011 (k)                                   1,562,425

Health Care Equipment & Supplies--0.3%

    1,000,000   The Cooper Cos., Inc., 7.125% due 2/15/2015             955,000

Health Care Providers & Services--1.7%

    2,130,000   Community Health Systems, Inc., 8.875%
                  due 7/15/2015 (k)                                   2,127,337
    3,000,000   Tenet Healthcare Corp., 7.375% due 2/01/2013          2,490,000
                Universal Hospital Services, Inc. (k):
      500,000       8.50% due 6/01/2015 (h)                             464,028
      460,000       8.759% due 6/01/2015 (b)                            443,900
                                                                 --------------
                                                                      5,525,265

Hotels, Restaurants & Leisure--5.4%

    3,000,000   American Real Estate Partners LP, 7.125%
                  due 2/15/2013 (k)                                   2,820,000
    4,475,000   CCM Merger, Inc., 8% due 8/01/2013 (k)                4,273,625
      550,000   Galaxy Entertainment Finance Co. Ltd., 9.875%
                  due 12/15/2012 (k)                                    558,250
    1,210,000   Little Traverse Bay Bands of Odawa Indians,
                  10.25% due 2/15/2014 (k)                            1,216,050



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


         Face
       Amount   Corporate Bonds                                        Value

Hotels, Restaurants & Leisure (concluded)

  $   300,000   Penn National Gaming, Inc., 6.75%
                  due 3/01/2015                                  $      300,750
    1,350,000   Pinnacle Entertainment, Inc., 7.50%
                  due 6/15/2015 (k)                                   1,242,000
      690,000   Shingle Springs Tribal Gaming Authority,
                  9.375% due 6/15/2015 (k)                              679,650
      500,000   Snoqualmie Entertainment Authority, 9.063%
                  due 2/01/2014 (b)(k)                                  488,125
    1,000,000   Station Casinos, Inc., 7.75% due 8/15/2016              957,500
    1,650,000   Tropicana Entertainment, LLC, 9.625%
                  due 12/15/2014 (k)                                  1,221,000
    1,500,000   Tunica-Biloxi Gaming Authority, 9%
                  due 11/15/2015 (k)                                  1,500,000
    2,450,000   Universal City Florida Holding Co. I,
                  10.106% due 5/01/2010 (b)                           2,474,500
                                                                 --------------
                                                                     17,731,450

Household Durables--0.4%

    1,270,000   Jarden Corp., 7.50% due 5/01/2017                     1,187,450

Leisure Equipment & Products--1.4%

    3,525,000   Quiksilver, Inc., 6.875% due 4/15/2015                3,260,625
    1,750,000   True Temper Sports, Inc., 8.375% due 9/15/2011        1,365,000
                                                                 --------------
                                                                      4,625,625

Machinery--2.6%

    2,700,000   Ahern Rentals, Inc., 9.25% due 8/15/2013              2,659,500
    1,540,000   Esco Corp., 9.235% due 12/15/2013 (b)(k)              1,509,200
    1,838,000   Invensys Plc, 9.875% due 3/15/2011 (k)                1,952,875
                RBS Global, Inc.:
      740,000       9.50% due 8/01/2014                                 747,400
      835,000       8.875% due 9/01/2016                                816,213
      770,000   Titan International, Inc., 8% due 1/15/2012             758,912
                                                                 --------------
                                                                      8,444,100

Marine--0.3%

    1,000,000   Navios Maritime Holdings, Inc., 9.50%
                  due 12/15/2014                                      1,021,250

Media--6.6%

                Affinion Group, Inc.:
      120,000       10.125% due 10/15/2013                              120,000
      395,000       11.50% due 10/15/2015                               395,000
    3,175,000   Cablevision Systems Corp. Series B, 9.82%
                  due 4/01/2009 (b)                                   3,254,375
                Charter Communications Holdings LLC:
    1,750,000       10% due 4/01/2009                                 1,745,625
    1,319,000       11.125% due 1/15/2011                             1,282,727
      660,000       10% due 5/15/2011                                   630,300
    1,960,000   Idearc, Inc., 8% due 11/15/2016                       1,935,500
                Intelsat Bermuda Ltd. (b):
      275,000       11.409% due 6/15/2013                               282,562
    1,280,000       8.886% due 1/15/2015                              1,289,600
    1,875,000   Mediacom LLC, 9.50% due 1/15/2013                     1,875,000
      350,000   NTL Cable Plc, 8.75% due 4/15/2014                      354,375
      245,000   Network Communications, Inc., 10.75%
                  due 12/01/2013                                        245,000
    1,350,000   Nielsen Finance LLC, 10% due 8/01/2014                1,383,750
    1,325,000   Paxson Communications Corp., 8.61%
                  due 1/15/2012 (b)(k)                                1,306,781
    5,250,000   Rainbow National Services LLC, 8.75%
                  due 9/01/2012 (k)                                   5,374,688
                                                                 --------------
                                                                     21,475,283



         Face
       Amount   Corporate Bonds                                        Value

Metals & Mining--4.0%

   $1,295,000   Aleris International, Inc., 9% due
                  12/15/2014 (h)                                 $    1,208,012
    2,250,000   Compass Minerals International, Inc.
                  Series B, 12% due 6/01/2013 (j)                     2,261,250
    5,430,000   Freeport-McMoRan Copper & Gold, Inc.,
                  8.564% due 4/01/2015 (b)                            5,592,900
    1,731,000   Indalex Holding Corp. Series B, 11.50%
                  due 2/01/2014                                       1,622,812
    2,225,000   RathGibson, Inc., 11.25% due 2/15/2014                2,227,781
                                                                 --------------
                                                                     12,912,755

Oil, Gas & Consumable Fuels--3.5%

      200,000   Berry Petroleum Co., 8.25% due 11/01/2016               197,000
    1,500,000   Chaparral Energy, Inc., 8.50% due 12/01/2015          1,342,500
    1,580,000   Compton Petroleum Finance Corp., 7.625%
                  due 12/01/2013                                      1,501,000
    4,530,000   Peabody Energy Corp., 7.375% due 11/01/2016           4,563,975
    2,985,000   Sabine Pass LNG LP, 7.50% due 11/30/2016              2,902,913
      725,000   Williams Cos., Inc., 8.625% due 6/01/2010               756,269
                                                                 --------------
                                                                     11,263,657

Paper & Forest Products--9.5%

    3,275,000   Abitibi-Consolidated, Inc., 9.194%
                  due 6/15/2011 (b)                                   2,816,500
                Ainsworth Lumber Co. Ltd. (b):
    4,575,000       9.11% due 10/01/2010                              3,522,750
    2,500,000       9.36% due 4/01/2013                               1,900,000
                Boise Cascade LLC:
    1,100,000       8.235% due 10/15/2012 (b)                         1,089,000
      350,000       7.125% due 10/15/2014                               322,000
    7,400,000   Bowater, Inc., 8.694% due 3/15/2010 (b)               6,660,066
    1,775,000   Domtar, Inc., 7.125% due 8/15/2015                    1,650,750
    5,175,000   NewPage Corp., 11.606% due 5/01/2012 (b)              5,485,500
    5,150,000   Smurfit Kappa Funding Plc, 7.75%
                  due 4/01/2015                                       4,969,750
                Verso Paper Holdings LLC Series B:
    2,300,000        9.106% due 8/01/2014 (b)                         2,288,500
      250,000       11.375% due 8/01/2016                               255,000
                                                                 --------------
                                                                     30,959,816

Pharmaceuticals--1.2%

                Elan Finance Plc:
    1,650,000       7.75% due 11/15/2011                              1,608,750
    2,325,000       9.558% due 11/15/2011 (b)                         2,278,500
                                                                 --------------
                                                                      3,887,250

Real Estate Management & Development--1.5%

    6,000,000   Realogy Corp., 11% due 4/15/2014 (h)(k)               4,860,000

Road & Rail--0.8%

    1,000,000   Atlantic Express Transportation Corp.,
                  12.609% due 4/15/2012 (b)                             970,000
    2,430,000   St. Acquisition Corp., 13.107%
                  due 5/15/2015 (b)(k)                                1,688,850
                                                                 --------------
                                                                      2,658,850

Semiconductors & Semiconductor Equipment--3.2%

    4,500,000   Avago Technologies Finance Pte. Ltd., 11.08%
                  due 6/01/2013 (b)                                   4,567,500
                Freescale Semiconductor, Inc.:
    3,710,000       9.125% due 12/15/2014 (h)                         3,320,450
      430,000       9.569% due 12/15/2014 (b)                           395,600
    2,180,000   Spansion, Inc., 8.746% due 6/01/2013 (b)(k)           2,071,000
                                                                 --------------
                                                                     10,354,550



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


         Face
       Amount   Corporate Bonds                                        Value

Specialty Retail--0.8%

   $1,780,000   Michaels Stores, Inc., 10% due 11/01/2014 (k)    $    1,784,450
      915,000   United Auto Group, Inc., 7.75% due 12/15/2016           873,825
                                                                 --------------
                                                                      2,658,275

Tobacco--0.5%

    2,125,000   North Atlantic Trading Co., 9.25% due 3/01/2012       1,721,250

Wireless Telecommunication Services--1.2%

      630,000   iPCS, Inc., 7.481% due 5/01/2013 (b)(k)                 607,950
    1,200,000   Nordic Telephone Co. Holdings ApS, 8.875%
                  due 5/01/2016 (k)                                   1,242,000
      705,000   Orascom Telecom Finance SCA, 7.875%
                  due 2/08/2014 (k)                                     643,312
    1,500,000   Rural Cellular Corp., 8.25% due 3/15/2012             1,560,000
                                                                 --------------
                                                                      4,053,262

                Total Corporate Bonds
                (Cost--$236,791,291)--68.4%                         222,073,266



                Floating Rate Loan Interests (m)

Aerospace & Defense--0.4%

                Hawker Beechcraft:
       39,007       Letter of Credit, 5.26% due 3/31/2014                37,057
      459,840       Term Loan B, 7.36% - 7.508% due 3/31/2014           436,848
      897,092   IAP Worldwide Services Inc. Term Loan, 11.687%
                  due 12/31/2012                                        770,602
                                                                 --------------
                                                                      1,244,507

Airlines--0.3%

    1,181,250   Delta Airlines First Lien Term Loan, 7.36%
                  due 5/15/2012                                       1,121,449

Auto Components--1.2%

    1,000,000   Goodyear Tire & Rubber Co. First Lien
                  Term Loan, 7.10% due 4/30/2014                        940,000
                Intermet Corp.:
      447,127       First Lien Term Loan, 10.36%
                    due 11/08/2010                                      429,242
      648,148       Letter of Credit, 10.21% due 11/08/2010             622,222
                Metaldyne Corp.:
        9,302       Letter of Credit, 5.17% - 9.125%
                    due 1/15/2012                                         9,070
      392,308       Term Loan B, 9.125% due 1/15/2014                   382,500
      987,453   United Components, Inc. Term Loan D, 7.38%
                  due 6/30/2012                                         952,892
      750,000   Visteon Corp. Term Loan B, 8.38% due 6/13/2013          690,469
                                                                 --------------
                                                                      4,026,395

Beverages--0.4%

    1,500,000   Culligan International Term Loan B,
                  7.61% - 7.815% due 10/24/2012                       1,365,000

Chemicals--4.0%

    1,000,000   Huish Detergents, Inc. First Lien Term Loan,
                  7.51% due 4/15/2014                                   917,500
    1,194,012   Huntsman ICI Holdings Term Loan B, 7.25%
                  due 4/19/2014                                       1,168,391
    1,000,000   ISP Chemco Term Loan B, 7.125% - 7.313%
                  due 5/25/2014                                         959,167



         Face
       Amount   Floating Rate Loan Interests (m)                       Value

Chemicals (concluded)

   $1,000,000   KIK Custom Products Inc. First Lien Term
                  Loan, 7.61% due 5/30/2014                      $      910,000
    1,560,000   Rockwood Specialties Group, Inc. Tranche
                  D Term Loan, 6.857% due 7/30/2012                   1,508,325
    8,000,000   Wellman, Inc. First Lien Term Loan, 9.356%
                  due 2/10/2009                                       7,660,000
                                                                 --------------
                                                                     13,123,383

Commercial Services & Supplies--6.7%

                Allied Waste North America, Inc.:
      702,146       Term Loan, 6.81% - 6.89% due 1/15/2012              681,082
      382,057       Tranche A Credit Linked Deposit, 5.32%
                    due 1/15/2012                                       370,596
                Aramark Corp.:
      296,287       Letter of Credit, 5.36% due 1/30/2014               285,102
    4,211,394       Term Loan B, 7.36% due 1/30/2014                  4,052,414
                Euramax International Plc:
    1,692,210       First Lien Term Loan, 8.375% due 6/29/2012        1,564,448
    3,000,000       Second Lien Term Loan, 13.36%
                    due 6/29/2013                                     2,670,000
    1,175,657   John Maneely Co. Term Loan B,
                  8.61% due 12/15/2013                                1,051,722
      720,125   Metokote Corp. Second Lien Term Loan,
                  8.36% - 8.55% due 11/27/2011                          709,323
    1,725,712   NES Rentals Holdings, Inc. Term Loan C,
                  12.125% due 7/12/2013                               1,689,760
    7,000,359   Waste Services, Inc. Term Loan D, 7.82%
                  due 3/31/2011                                       6,790,348
    1,980,075   West Corp. Term Loan, 7.735% - 7.88%
                  due 10/31/2013                                      1,909,947
                                                                 --------------
                                                                     21,774,742

Computers & Peripherals--0.7%

      430,893   Intergraph Corp. Term Loan, 7.503%
                  due 5/15/2014                                         412,041
    1,911,829   Reynolds and Reynolds Co. First Lien
                  Term Loan, 7.36% due 10/31/2012                     1,828,187
                                                                 --------------
                                                                      2,240,228

Construction Materials--0.3%

      976,563   Headwaters, Inc. Term Loan B-1, 7.36%
                  due 4/30/2011                                         952,148

Containers & Packaging--1.7%

    1,119,787   Anchor Glass Container Corp. Term Loan B,
                  7.61% - 7.791% due 5/03/2013                        1,086,193
    1,995,000   Graham Packaging Term Loan B, 7.625%
                  due 4/15/2011                                       1,938,476
      995,000   Graphic Packaging International Term Loan B,
                  7.36% - 7.51% due 5/16/2014                           979,660
    1,447,500   Solo Cup Co. Term Loan, 8.82% - 9%
                  due 2/27/2011                                       1,417,042
                                                                 --------------
                                                                      5,421,371

Distributors--0.4%

    1,492,500   Keystone Automotive Operations, Inc. Term
                  Loan B, 8.828% - 9% due 1/15/2012                   1,361,906



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


         Face
       Amount   Floating Rate Loan Interests (m)                       Value

Diversified Financial Services--0.9%

  $ 3,000,000   JG Wentworth Manufacturing Term Loan B,
                  7.61% due 4/15/2014                            $    2,782,500

Diversified Telecommunication Services--0.8%

    1,702,542   Winstar Communications Debtor In Possession,
                  6.366% due 12/31/2006 (n)                           2,719,811

Electrical Equipment--0.2%

      742,500   Generac Portable Products, Inc. First Lien
                  Term Loan, 7.86% due 11/15/2013                       656,582

Energy Equipment & Services--1.6%

                Dresser, Inc.:
    1,500,000       First Lien Term Loan, 8.01% - 8.038%
                    due 5/15/2014                                     1,440,938
    1,000,000       Second Lien Term Loan, 11.129%
                    due 5/04/2015                                       945,000
    2,462,500   Key Energy Services, Inc. Term Loan B,
                  7.856% - 8.065% due 6/30/2012                       2,407,094
      493,750   MEG Energy Corp. Term Loan B, 7.36%
                  due 4/03/2013                                         476,469
                                                                 --------------
                                                                      5,269,501

Food & Staples Retailing--2.3%

      750,000   Bolthouse Farms, Inc. Second Lien Term Loan,
                  10.86% due 12/01/2013                                 725,625
                Dole Food Co., Inc.:
      370,597       Letter of Credit, 5.23% due 4/12/2013               348,361
      823,420       Term Loan B, 7.438% - 9.25%
                    due 4/12/2013                                       774,014
    2,744,732       Term Loan C, 7.438% - 9.25%
                    due 4/04/2013                                     2,580,048
      969,217   Eight O'Clock Coffee Second Lien Term Loan,
                  8.125% due 7/21/2012                                  920,756
      497,500   McJunkin Corp. Term Loan B, 7.815%
                  due 1/30/2014                                         483,197
    1,401,962   Pierre Foods, Inc. Term Loan B, 7.78%
                  due 6/30/2010                                       1,377,428
      249,375   Sturm Foods, Inc. First Lien Term Loan,
                  7.875% - 7.938% due 1/30/2014                         231,919
                                                                 --------------
                                                                      7,441,348

Food Products--0.3%

      968,750   Jetro Holdings, Inc. Term Loan, 7.82%
                  due 5/11/2014                                         930,000

Health Care Providers & Services--0.2%

      496,250   Sterigenics International, Inc. Term Loan B,
                  7.61% due 11/30/2013                                  476,400

Hotels, Restaurants & Leisure--3.4%

    2,970,000   Cedar Fair LP Term Loan B, 7.565%
                  due 8/30/2012                                       2,875,949
      746,250   Greenwood Racing, Inc. Term Loan,
                  7.80% - 7.82% due 11/15/2013                          714,534
    1,200,000   Las Vegas Sands Term Loan B, 7.11%
                  due 5/04/2014                                       1,138,650
      990,000   QCE LLC First Lien Term Loan, 7.61%
                  due 5/05/2013                                         942,975
    1,000,000   Riviera Holdings Corp. Term Loan B, 7.36%
                  due 5/11/2017                                         970,000



         Face
       Amount   Floating Rate Loan Interests (m)                       Value

Hotels, Restaurants & Leisure (concluded)

                Venetian Macau US Finance Co. LLC:
  $ 1,500,000       Delay Draw Term Loan, 7.61% - 7.76%
                    due 5/25/2012                                $    1,448,571
    3,000,000       Term Loan B, 7.61% due 5/25/2013                  2,897,142
                                                                 --------------
                                                                     10,987,821


IT Services--1.6%

    1,638,379   Activant Solutions Term Loan B, 7.375%
                  due 5/02/2013                                       1,527,789
                Audio Visual Services Corp.:
      500,000       Second Lien Term Loan, 10.86%
                    due 2/28/2014                                       475,000
    2,000,000       Term Loan B, 7.61% - 10.25%
                    due 2/28/2014                                     1,880,000
                RedPrairie Corp.:
      695,734       Term Loan, 8.50% due 7/31/2012                      667,905
      298,500       Term Loan, 11.859% due 7/31/2012                    286,560
      497,500   SunGard Data Systems, Inc. Term Loan B,
                  7.356% due 2/11/2013                                  480,709
                                                                 --------------
                                                                      5,317,963

Leisure Equipment & Products--0.2%

      666,667   Fender Musical Instruments Corp. Term Loan B,
                  7.65% due 5/25/2014                                   620,000

Machinery--3.6%

      997,500   Harrington Holdings, Inc. Term Loan, 7.61%
                  due 1/15/2014                                         947,625
                Invensys Plc:
    1,529,412       Bonding Tranche, 7.356% due 12/15/2010            1,491,176
    1,720,588       Term Loan, 7.36% due 1/15/2011                    1,679,724
    1,000,000   Lincoln Industrial Second Lien Term Loan,
                  11.07% due 12/18/2014                                 980,000
    1,000,000   Maxim Crane Term Loan B, 7.32%
                  due 6/14/2014                                         920,000
                Navistar International Transportation Corp.:
    1,066,667       Revolving Credit, 5.17% - 8.61%
                    due 1/19/2012                                     1,024,000
    2,933,333       Term Loan, 8.61% due 1/19/2012                    2,816,000
    1,990,000   OshKosh Truck Corp. Term Loan B, 7.11%
                  due 11/30/2013                                      1,908,535
                                                                 --------------
                                                                     11,767,060

Media--14.1%

    2,000,000   Affinion Group, Inc. Term Loan, 11.678%
                  due 3/01/2012                                       1,846,666
                Cequel Communications LLC:
    4,527,733       Second Lien Term Loan, 9.856%
                    due 3/31/2015                                     4,369,262
    1,647,284       Term Loan B, 7.36% - 7.505%
                    due 4/04/2013                                     1,553,482
    8,000,000   Charter Communications, Inc. Term Loan B,
                  7.361% due 4/30/2014                                7,556,432
      973,460   ClientLogic Holding Corp. Term Loan B,
                  7.86% - 8.065%due 1/30/2014                           934,522
    4,000,000   Ellis Communications Term Loan, 10%
                  due 1/15/2008                                       3,880,000
                GateHouse Media, Inc.:
      605,797       Delay Draw Term Loan, 7.36% - 7.51%
                    due 9/15/2014                                       548,246
    1,500,000       Term Loan B, 7.51% due 9/15/2014                  1,357,500



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Schedule of Investments (continued)                           (in U.S. dollars)


         Face
       Amount   Floating Rate Loan Interests (m)                       Value

Media (concluded)

  $ 1,000,000   Hanley-Wood LLC Term Loan B,
                  7.59% - 7.61% due 3/07/2014                    $      896,667
    2,985,000   Idearc, Inc. Term Loan B, 7.36% due 11/15/2014        2,884,597
    5,000,000   Insight Midwest Holdings LLC Delay Draw Term
                  Loan, 7.11% due 4/03/2014                           4,858,595
      750,000   Knology, Inc. Term Loan B, 7.61% due 3/15/2012          723,750
    1,987,659   Mediacom Communications Term Loan D, 7.32%
                  due 1/31/2015                                       1,869,819
    2,554,663   Mediacom LLC Term Loan C, 7.32%
                  due 1/31/2015                                       2,408,681
    3,473,750   Nielsen Finance LLC Term Loan B, 7.36%
                  due 8/15/2013                                       3,335,766
      748,125   Penton Media Term Loan, 7.61% due 2/15/2013             706,978
                Riverdeep Group Ltd.:
      479,022       Bridge Loan, 11.55% due 12/21/2007                  476,627
      748,120       Term Loan B, 8.11% due 12/21/2013                   732,036
    1,500,000   Thomson Learning Inc. Term Loan, 8.10%
                  due 7/04/2014                                       1,416,250
    3,758,389   Univision Communications, Inc. Delay Draw Term
                  Loan, 7.61% due 9/30/2014                           3,470,245
                                                                 --------------
                                                                     45,826,121

Multi-Utilities--0.2%

      500,000   Brand Energy Letter of Credit, 7.625%
                  due 2/15/2014                                         483,750

Oil, Gas & Consumable Fuels--2.9%

      450,000   Big West Oil & Gas Term Loan B, 7.61%
                  due 5/15/2014                                         425,250
    4,000,000   Frontier Drilling Term Loan B, 9.18%
                  due 6/21/2013                                       3,920,000
    1,000,000   Petroleum Geo-Services ASA Term Loan B,
                  7.11% due 6/30/2015                                   965,833
    1,000,000   SandRidge Energy, Inc. Term Loan B, 8.985%
                  due 3/01/2014                                         987,500
    2,000,000   Scorpion Drilling Ltd. Second Lien Term Loan,
                  12.86% due 5/05/2015                                2,130,000
                Western Refining Co. LP:
      196,429       Delay Draw Term Loan, 7.07%
                    due 3/15/2014                                       186,607
      732,143       Term Loan B, 7.07% due 3/15/2014                    695,536
                                                                 --------------
                                                                      9,310,726

Paper & Forest Products--0.3%

                Cenveo, Inc.:
       27,517       Delay Draw Term Loan, 7.11%
                    due 9/07/2013                                        26,210
      825,517       Term Loan C, 7.11% due 9/07/2013                    786,305
                                                                 --------------
                                                                        812,515

Pharmaceuticals--0.8%

    3,000,000   Pharmaceutical Technologies & Services (PTS)
                  Term Loan, 7.61% due 4/15/2014                      2,737,500

Real Estate Management & Development--2.3%

    5,000,000   LNR Property Corp. Term Loan B, 8.11%
                  due 7/12/2011                                       4,841,665
    3,000,000   Realogy Corp. Letter of Credit, 8.35%
                  due 9/22/2014                                       2,720,001
                                                                 --------------
                                                                      7,561,666



         Face
       Amount   Floating Rate Loan Interests (m)                       Value

Road & Rail--0.6%

  $ 2,151,163   Swift Transportation Co., Inc. Term Loan B,
                  8.375% due 5/15/2014                           $    1,901,538

Specialty Retail--1.1%

    2,000,000   ADESA, Inc. Term Loan B, 7.61%
                  due 10/30/2013                                      1,871,250
      500,000   Burlington Coat Factory Warehouse Corp. Term
                  Loan B, 7.76% due 4/15/2013                           468,036
    1,500,000   Claire's Stores Term Loan B, 8.11%
                  due 5/24/2014                                       1,373,126
                                                                 --------------
                                                                      3,712,412

Trading Companies & Distributors--0.3%

                United Rentals, Inc.:
      732,336       Term Loan, 7.32% due 2/14/2011                      722,724
      331,446       Tranche B Credit Linked Deposit, 5.32%
                    due 2/14/2011                                       327,096
                                                                 --------------
                                                                      1,049,820

Wireless Telecommunication Services--1.6%

      997,500   American Cellular Network Term Loan B, 7.36%
                  due 3/15/2014                                         986,777
    2,750,000   Centennial Cellular Operating Co. Term Loan,
                  7.36% - 7.541% due 2/09/2011                        2,668,875
    1,000,000   IPC Systems First Lien Term Loan, 7.61%
                  due 5/25/2014                                         888,333
      609,626   Ng Wireless Term Loan, 10% due 7/31/2014                597,433
                                                                 --------------
                                                                      5,141,418

                Total Floating Rate Loan Interests
                (Cost--$186,163,951)--55.4%                         180,137,581



       Shares
         Held   Common Stocks

Chemicals--0.0%

      142,466   GEO Specialty Chemicals, Inc. (e)                       142,466

Hotels, Restaurants & Leisure--0.2%

       41,866   Lodgian, Inc. (e)                                       512,021

Paper & Forest Products--0.1%

       18,171   Smurfit Kappa Plc (e)                                   397,788

                Total Common Stocks
                (Cost--$2,818,960)--0.3%                              1,052,275



                Warrants (l)

Wireless Telecommunication Services--0.1%

          600   American Tower Corp. (expires 8/01/2008)                327,000

                Total Warrants
                (Cost--$39,036)--0.1%                                   327,000



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Schedule of Investments (concluded)                           (in U.S. dollars)


   Beneficial
     Interest   Other Interests (g)                                    Value

Auto Components--0.0%

   $4,130,972   Cambridge Industries, Inc. (Litigation Trust
                  Certificates)                                  $            0

Health Care--0.0%

       10,284   MEDIQ, Inc. (Preferred Stock Escrow)                          0

Media--0.0%

        2,500   Adelphia Preferred Escrow                                     0
      250,000   Adelphia Recovery Trust Series ACC-6B INT                     0
                                                                 --------------
                                                                              0

                Total Other Interests
                (Cost--$0)--0.0%                                              0



   Beneficial
     Interest   Short-Term Securities                                  Value

  $ 3,117,542   BlackRock Liquidity Series, LLC
                  Cash Sweep Series, 5.33% (c)(d)                $    3,117,542

                Total Short-Term Securities
                (Cost--$3,117,542)--1.0%                              3,117,542

Total Investments (Cost--$428,930,780*)--125.2%                     406,707,664
Liabilities in Excess of Other Assets--(25.2%)                     (81,720,108)
                                                                 --------------
Net Assets--100.0%                                               $  324,987,556
                                                                 ==============


* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     428,672,265
                                                  =================
    Gross unrealized appreciation                 $       5,644,641
    Gross unrealized depreciation                      (27,609,242)
                                                  -----------------
    Net unrealized depreciation                   $    (21,964,601)
                                                  =================

(a) Convertible security.

(b) Floating rate security.

(c) Represents the current yield as of August 31, 2007.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                      $(1,733,083)       $141,745


(e) Non-income producing security.

(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(i) Subject to principal paydowns.

(j) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(k) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(l) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more major European banks, such as London InterBank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more U.S. banks, or (iii) the certificate of deposit rate.

(n) As a result of bankruptcy proceedings, the company did not repay the principal amount of security upon maturity and is non-income producing.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Swaps outstanding as of August 31, 2007 were as follows:

                                                                 Unrealized
                                                   Notional     Appreciation
                                                    Amount     (Depreciation)

    Sold credit default protection on Ford Motor
    Credit Company and receive 2.05%

    Broker, Deutsche Bank AG London
    Expires March 2010                              $5,000,000     $(324,235)

    Bought a credit default protection on LCDX
    Index and pay 1.20%

    Broker, JPMorgan Chase
    Expires June 2012                               $2,000,000       (22,800)

    Bought credit default protection on LCDX Index and pay 1.20%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2012                               $2,000,000       (22,801)

    Sold credit default protection on LCDX Index and receive 1.20%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2012                               $2,000,000         42,934

    Sold credit default protection on Dow Jones
    CDX North America High Yield Series 8 and receive 2.75%

    Broker, JPMorgan Chase
    Expires June 2012                               $2,750,000        (8,477)

    Sold credit default protection on Dow Jones
    CDX North America High Yield Index Series 8
    and receive 2.75%

    Broker, JPMorgan Chase
    Expires June 2012                               $2,750,000        (6,758)

    Bought credit default protection on Frontier
    Drilling and pay 3.45%

    Broker, Lehman Brothers Special Finance
    Expires September 2012                          $1,750,000         49,023

    Bought credit default protection on Frontier
    Drilling ASA and pay 4.00%

    Broker, Lehman Brothers Special Finance
    Expires September 2012                          $1,500,000         18,515
                                                                   ----------
    Total                                                          $(274,599)
                                                                   ==========

    See Notes to Financial Statements.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007


Statement of Assets, Liabilities and Capital

As of August 31, 2007 (Unaudited)
Assets

       Investments in unaffiliated securities, at value (identified cost--$425,813,238)                           $   403,590,122
       Investments in affiliated securities, at value (identified cost--$3,117,542)                                     3,117,542
       Unrealized appreciation on swaps                                                                                   110,472
       Cash                                                                                                               130,572
       Swap premiums paid                                                                                                 241,458
       Receivables:
           Interest                                                                            $     7,203,336
           Securities sold                                                                           6,145,352
           Swaps                                                                                       105,615
           Commitment fees                                                                               9,752         13,464,055
                                                                                               ---------------
       Prepaid expenses and other assets                                                                                    6,600
                                                                                                                  ---------------
       Total assets                                                                                                   420,660,821
                                                                                                                  ---------------

Liabilities

       Loans                                                                                                           94,000,000
       Unrealized depreciation on swaps                                                                                   385,071
       Unfunded loan committment                                                                                           60,112
       Swap premiums received                                                                                             392,073
       Payables:
           Dividends to shareholders                                                                   257,465
           Investment adviser                                                                          196,487
           Interest on loans                                                                           145,235
           Swaps                                                                                        13,867
           Other affiliates                                                                              2,546            615,600
                                                                                               ---------------
       Accrued expenses and other liabilities                                                                             220,409
                                                                                                                  ---------------
       Total liabilities                                                                                               95,673,265
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   324,987,556
                                                                                                                  ===============

Capital

       Common Stock, par value $.10 per share; 200,000,000 shares authorized
       (56,433,838 shares issued and outstanding)                                                                 $     5,643,384
       Paid-in capital in excess of par                                                                               492,020,499
       Undistributed investment income--net                                                    $     2,332,780
       Accumulated realized capital losses--net                                                  (152,451,280)
       Unrealized depreciation--net                                                               (22,557,827)
                                                                                               ---------------
       Total accumulated losses--net                                                                                (172,676,327)
                                                                                                                  ---------------
       Total capital--Equivalent to $5.76 net asset value per share of Common Stock
       (market price--$5.64)                                                                                      $   324,987,556
                                                                                                                  ===============

       See Notes to Financial Statements.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007


Statement of Operations

For the Six Months Ended August 31, 2007 (Unaudited)
Investment Income

       Interest (including $141,745 from affiliates)                                                              $    20,874,614
       Facility and other fees                                                                                             89,548
                                                                                                                  ---------------
       Total income                                                                                                    20,964,162
                                                                                                                  ---------------

Expenses

       Loan interest expense                                                                   $     3,702,526
       Investment advisory fees                                                                      1,203,354
       Borrowing costs                                                                                 100,032
       Accounting services                                                                              67,434
       Professional fees                                                                                52,317
       Printing and shareholder reports                                                                 23,878
       Transfer agent fees                                                                              20,990
       Directors' fees and expenses                                                                     19,897
       Custodian fees                                                                                   18,175
       Pricing services                                                                                 12,448
       Listing fees                                                                                     10,893
       Other                                                                                            15,632
                                                                                               ---------------
       Total expenses                                                                                                   5,247,576
                                                                                                                  ---------------
       Investment income--net                                                                                          15,716,586
                                                                                                                  ---------------

Realized & Unrealized Gain (Loss)--Net

       Realized gain on:
           Investments--net                                                                            307,759
           Swaps--net                                                                                  154,829            462,588
                                                                                               ---------------
       Change in unrealized appreciation/depreciation on:
           Investments--net                                                                       (23,427,615)
           Unfunded corporate loans--net                                                              (58,399)
           Swaps--net                                                                                (246,009)       (23,732,023)
                                                                                               ---------------    ---------------
       Total realized and unrealized loss--net                                                                       (23,269,435)
                                                                                                                  ---------------
       Net Decrease in Net Assets Resulting from Operations                                                       $   (7,552,849)
                                                                                                                  ===============

       See Notes to Financial Statements.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007


Statements of Changes in Net Assets

                                                                                                 For the Six          For the
                                                                                                 Months Ended        Year Ended
                                                                                               August 31, 2007      February 28,
Increase (Decrease) in Net Assets:                                                               (Unaudited)            2007
Operations

       Investment income--net                                                                  $    15,716,586    $    31,844,209
       Realized gain (loss)--net                                                                       462,588        (1,583,297)
       Change in unrealized appreciation/depreciation--net                                        (23,732,023)         11,083,827
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                        (7,552,849)         41,344,739
                                                                                               ---------------    ---------------

Dividends to Shareholders

       Dividends to shareholders from investment income--net                                      (15,895,502)       (31,608,871)
                                                                                               ---------------    ---------------

Stock Transactions

       Value of shares issued to Common Stock shareholders in reinvestment of dividends                986,870          2,023,099
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from stock transactions                                    986,870          2,023,099
                                                                                               ---------------    ---------------

Net Assets

       Total increase (decrease) in net assets                                                    (22,461,481)         11,758,967
       Beginning of period                                                                         347,449,037        335,690,070
                                                                                               ---------------    ---------------
       End of period*                                                                          $   324,987,556    $   347,449,037
                                                                                               ===============    ===============
           * Undistributed investment income--net                                              $     2,332,780    $     2,511,696
                                                                                               ===============    ===============

             See Notes to Financial Statements.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007


Statement of Cash Flows

For the Six Months Ended August 31, 2007 (Unaudited)
Cash Provided by Operating Activities

       Net decrease in net assets resulting from operations                                                       $   (7,552,849)
       Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
           Increase in receivables                                                                                       (69,971)
           Increase in other liabilities                                                                                  140,312
           Realized and unrealized loss--net                                                                           23,899,063
           Amortization of premium and discount                                                                         (171,552)
       Proceeds from sales and paydowns of long-term securities                                                       172,417,631
       Purchases of long-term securities                                                                            (138,133,692)
       Proceeds from sales of short-term securities                                                                     1,733,083
                                                                                                                  ---------------
       Cash provided by operating activities                                                                           52,262,025
                                                                                                                  ---------------

Cash Used for Financing Activities

       Cash receipts from borrowings                                                                                   75,000,000
       Cash payments from borrowings                                                                                (113,000,000)
       Dividends paid to shareholders                                                                                (14,651,167)
                                                                                                                  ---------------
       Cash used for financing activities                                                                            (52,651,167)
                                                                                                                  ---------------

Cash

       Net decrease in cash                                                                                             (389,142)
       Cash at beginning of period                                                                                        519,714
                                                                                                                  ---------------
       Cash at end of period                                                                                      $       130,572
                                                                                                                  ===============

Cash Flow Information

       Cash paid for interest                                                                                     $     3,642,937
                                                                                                                  ===============

Non-Cash Financing Activities

       Value of capital shares issued on reinvestment of dividends paid to shareholders                           $       986,870
                                                                                                                  ===============

       See Notes to Financial Statements.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007


Financial Highlights

                                                For the Six                                             For the        For the
The following per share data and ratios         Months Ended             For the Year Ended            Year Ended     Year Ended
have been derived from information            August 31, 2007               February 28,              February 29,   February 28,
provided in the financial statements.           (Unaudited)        2007         2006         2005         2004           2003
Per Share Operating Performance

Net asset value, beginning of period            $      6.17   $      6.00   $      6.28   $      6.10   $      4.82   $      5.40
                                                -----------   -----------   -----------   -----------   -----------   -----------
Investment income--net***                               .28           .57           .55           .57           .62           .63
Realized and unrealized gain (loss)--net              (.41)           .16         (.27)           .16          1.30         (.59)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                      (.13)           .73           .28           .73          1.92           .04
                                                -----------   -----------   -----------   -----------   -----------   -----------
Less dividends from investment income--net            (.28)         (.56)         (.56)         (.55)         (.64)         (.62)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                  $      5.76   $      6.17   $      6.00   $      6.28   $      6.10   $      4.82
                                                ===========   ===========   ===========   ===========   ===========   ===========
Market price per share, end of period           $      5.64   $      6.53  $       5.88   $      6.21   $      6.11   $      5.45
                                                ===========   ===========   ===========   ===========   ===========   ===========

Total Investment Return**

Based on net asset value per share                (2.16%)++        12.82%         5.07%        12.88%        41.49%         1.18%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Based on market price per share                   (9.48%)++        21.84%         4.13%        11.44%        25.34%         4.88%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Ratios to Average Net Assets

Expenses, excluding interest expense                  .88%*          .90%          .91%          .91%          .90%          .97%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Expenses                                             2.99%*         3.03%         2.39%         1.69%         1.42%         1.78%
                                                ===========   ===========   ===========   ===========   ===========   ===========
Investment income--net                               8.96%*         9.42%         9.23%         9.28%        11.23%        12.75%
                                                ===========   ===========   ===========   ===========   ===========   ===========

Leverage

Amount of borrowings, end of period
(in thousands)                                  $    94,000   $   132,000   $   141,700   $   147,500   $   132,297   $   104,600
                                                ===========   ===========   ===========   ===========   ===========   ===========
Average amount of borrowings outstanding
during the period (in thousands)                $   128,797   $   131,575   $   128,461   $   137,934   $   112,037   $   110,348
                                                ===========   ===========   ===========   ===========   ===========   ===========
Average amount of borrowings outstanding
per share during the period***                  $      2.29   $      2.35   $      2.30   $      2.48   $      2.02   $      2.02
                                                ===========   ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)        $   324,988   $   347,449   $   335,690   $   349,791   $   339,950   $   265,423
                                                ===========   ===========   ===========   ===========   ===========   ===========
Portfolio turnover                                      28%           62%           48%           54%           64%           75%
                                                ===========   ===========   ===========   ===========   ===========   ===========

      * Annualized.

     ** Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

    *** Based on average shares outstanding.

     ++ Aggregate total investment return.

        See Notes to Financial Statements.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:
BlackRock Senior High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol ARK.

(a) Corporate debt obligations--The Fund invests principally in senior debt obligations of companies, including floating rate loans made by banks and other financial institutions and both privately and publicly offered corporate bonds and notes. The Fund's investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transaction.

(b) Valuation of investments--Floating rate loans are valued in accordance with guidelines established by the Fund's Board of Directors. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of floating rate loans for which no reliable price quotes are available, such floating rate loans will be valued by Loan Pricing Corporation through the use of pricing matrixes to determine valuations. If the pricing service does not provide a value for a floating rate loan, BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., will value the floating rate loan at fair value, which is intended to approximate market value.

Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions in securities traded in the OTC market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions in securities traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based on the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Other investments, including financial futures contracts and related options, are stated at market value. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying vehicle or amortized cost. Repurchase agreements will be valued at cost plus accrued interest.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Notes to Financial Statements (continued)


Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Manager using a pricing service and/or procedures approved by the Fund's Board of Directors.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such financial futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction is less than or exceeds the premiums paid or received).

Written and purchased options are non-income producing investments.

* Swaps--The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. The Fund earns facility and other fees on loan participation interests. Other fees earned include amendment, consent and prepayment fees.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Notes to Financial Statements (continued)


(f) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The Fund may at times pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in other periods to permit the Fund to maintain a more stable level of dividends.

(g) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Recent accounting pronouncements--Effective August 31, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended February 28, 2004 through February 28, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and the PNC Financial Services Group Inc. are the principal owners of BlackRock, Inc.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Notes to Financial Statements (concluded)


The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .50% of the Fund's average daily net assets plus the proceeds of any outstanding borrowings used for leverage. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Financial Management, Inc. ("BFM"), an affiliate of the Manager, under which the Manager pays BFM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM") as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the six months ended August 31, 2007, the Fund reimbursed the Manager $3,267 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Investments:
Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended August 31, 2007 were $123,876,814 and $177,155,637, respectively.


4. Stock Transactions:
The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended August 31, 2007 and during the year ended February 28, 2007 increased by 159,689 and 332,841, respectively, as a result of dividend reinvestment.


5. Unfunded Loan Commitments:
As of August 31, 2007, the Fund had unfunded loan commitments of approximately $1,133,000, which would be extended at the option of the borrower, pursuant to the following loan agreements:


                                                     (in Thousands)

                                                           Value of
                                            Unfunded     Underlying
Borrower                                  Commitment           Loan

Fender Musical Instruments Corp.                $333           $310
Las Vegas Sands                                 $300           $285
MEG Energy Corp.                                $500           $478


6. Short-Term Borrowings:
On May 16, 2007, the Fund renewed its revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North America, Inc. ("Citicorp") as Agent, certain secondary backstop lenders, and certain asset securitization conduits as lenders (the "Lenders"). The agreement was renewed for one year and has a maximum limit of $175,000,000. Under the Citicorp program, the conduits will fund advances to the Fund through the issuance of highly rated commercial paper. As security for its obligations to the Lenders under the revolving securitization facility, the Fund has granted a security interest in substantially all of its assets to and in favor of the Lenders. The interest rate on the Fund's borrowings is based on the interest rate carried by the commercial paper plus a program fee. The Fund pays additional borrowing costs including a backstop commitment fee.

The weighted average annual interest rate was 5.61% and the average borrowing was approximately $128,797,000 for the six months ended August 31, 2007.


7. Capital Loss Carryforward:
On February 28, 2007, the Fund had a net capital loss carryforward of $152,916,193, of which $12,755,214 expires in 2008, $25,658,795 expires in
2009, $54,958,583expires in 2010, $30,706,546 expires in 2011,
$22,345,071expires in 2012, $4,906,362 expires in 2014 and $1,585,622 expires in 2015. This amount will be available to offset like amounts of any future taxable gains.


8. Subsequent Event:
The Fund paid an ordinary income dividend in the amount of $.047000 per share on September 28, 2007 to shareholders of record on September 14, 2007.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007


Proxy Results


During the six-month period ended August 31, 2007, the shareholders of BlackRock Senior High Income Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:




                                                                                    Shares Voted        Shares Withheld
                                                                                        For               From Voting
To elect the Fund's Board of Directors:      G. Nicholas Beckwith, III               50,839,118             872,464
                                             Richard E. Cavanagh                     50,841,006             870,577
                                             Richard S. Davis                        50,841,167             870,416
                                             Kent Dixon                              50,837,372             874,211
                                             Frank J. Fabozzi                        50,842,179             869,404
                                             Kathleen F. Feldstein                   50,834,681             876,901
                                             James T. Flynn                          50,842,558             869,025
                                             Henry Gabbay                            50,836,067             875,516
                                             Jerrold B. Harris                       50,841,806             869,777
                                             R. Glenn Hubbard                        50,839,327             872,256
                                             W. Carl Kester                          50,838,627             872,956
                                             Karen P. Robards                        50,846,407             865,175
                                             Robert S. Salomon, Jr.                  50,828,388             883,195



Officers and Directors


Robert C. Doll, Jr., Fund President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Jean Margo Reid, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Fund Chief Compliance Officer
Alice A. Pellegrino, Fund Secretary
Howard Surloff, Fund Secretary
   (Effective September 1, 2007)


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
The Bank of New York
101 Barclay Street - 11 East
New York, NY 10286



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.



BLACKROCK SENIOR HIGH INCOME FUND, INC.                         AUGUST 31, 2007



Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Senior High Income Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Senior High Income Fund, Inc.


Date: October 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Senior High Income Fund, Inc.


Date: October 22, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer (principal financial officer) of
       BlackRock Senior High Income Fund, Inc.

Date: October 22, 2007